Short-Term Borrowings - Summary of Short-Term Borrowings (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Short-term Debt [Abstract]
Federal statutory rate	35.00%
Compensation expense included in federal funds purchased and short term borrowings rates	$ 186	$ 181	$ 203